Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Share to be issued common shares [Member]	Shares to be Cancelled, Preferred Shares [Member]	Subscription Receivable Cs [Member]	Common Stock Subscribed [Member]	Common Shares Subscribed [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 2,000			$ 697,610	$ 61,038,875					$ 29,000	$ (47,088,951)		$ 14,678,534
Beginning balance, shares at Jun. 30, 2019	2,000,000			697,608,570
Shares issued for Cash				$ 138,462	551,817				236,008				926,287
Beginning balance, shares				138,461,538
Shares issued for conversions				$ 1,077,642	971,128								2,048,770
Preferred stock conversion, shares				1,077,643,486
Reclass derivative liability to equity from conversion					2,819,825								2,819,825
Share issued for warrant exercises				$ 28,382	(14,249)								14,133
Shares issued for warrant exercise, shares				28,381,818
Option granted					118,750								118,750
Shares issued for services compensation		$ 415		$ 1,500	5,945,835								5,947,750
Shares issued for services compensation, shares		415,000		1,500,000
Shares issued for offcier’s compensation		$ 1,127			2,927,773								2,928,900
Shares issued for offcier's compensation, shares		1,126,500
Shares issued for debt settlement				$ 19,182	300,273					(29,000)			290,455
Shares issued for debt settlement, shares				19,181,818
Initial valuation of BCF					449,301								449,301
Shares issued/cancelled for Award - Bizright				$ (199,500)	(17,786,542)								(17,986,042)
Shares issued/cancelled for Award - Bizright, shares				(199,500,000)
Indigo & Budcars Investment					169,262								169,262
Changes in non-controlling interest					(184,280)							184,280
Cumulative effect of ASU 2016-02											(10,236)		(10,236)
Net loss											(21,339,145)	(195,416)	(21,534,571)
Ending balance, value at Jun. 30, 2020	$ 2,000	$ 1,542		$ 1,763,278	57,307,768				236,008		(68,438,332)	(11,136)	(9,138,873)
Beginning balance, shares at Jun. 30, 2020	2,000,000	1,541,500		1,763,277,230
Shares issued for conversions				$ 1,081,412	192,048								1,273,459
Preferred stock conversion, shares				1,081,411,606
Repayment of capital to noncontrolling minority												(24,000)	(24,000)
Reclass derivative liability to equity from conversion					1,805,188								1,805,188
Net loss											1,278,812	1,165	1,279,976
Ending balance, value at Sep. 30, 2020	$ 2,000	$ 1,542		$ 2,844,690	59,305,003				236,008		(67,159,519)	(33,971)	(4,804,248)
Beginning balance, shares at Sep. 30, 2020	2,000,000	1,541,500		2,844,688,836
Beginning balance, value at Jun. 30, 2020	$ 2,000	$ 1,542		$ 1,763,278	57,307,768				236,008		(68,438,332)	(11,136)	(9,138,873)
Beginning balance, shares at Jun. 30, 2020	2,000,000	1,541,500		1,763,277,230
Net loss													(375,188)
Ending balance, value at Dec. 31, 2020		$ 1,542		$ 3,616,509	59,718,392				236,008		(68,813,520)		(5,239,070)
Beginning balance, shares at Dec. 31, 2020		1,541,500		3,616,507,670
Beginning balance, value at Jun. 30, 2020	$ 2,000	$ 1,542		$ 1,763,278	57,307,768				236,008		(68,438,332)	(11,136)	(9,138,873)
Beginning balance, shares at Jun. 30, 2020	2,000,000	1,541,500		1,763,277,230
Beginning balance, value at Jun. 30, 2020	$ 2,000	$ 1,542		$ 1,763,278	57,307,768				236,008		(68,438,332)	(11,136)	(9,138,873)
Beginning balance, shares at Jun. 30, 2020	2,000,000	1,541,500		1,763,277,230
Shares issued for Cash				$ 2,639,600	2,227,400			(500,000)	(196,000)				4,171,000
Beginning balance, shares				2,639,600,002
Shares issued for conversions				$ 2,451,338	109,033								2,560,371
Preferred stock conversion, shares				2,451,338,059
Reclass derivative liability to equity from conversion					4,956,142								4,956,142
Preferred stock conversions	$ (2,000)			$ 360,647	141,353								500,000
Preferred stock conversion, shares	(2,000,000)			360,647,019
Reclassification due to deconsolidation of VIE					(169,262)							35,136	(134,126)
Repayment of capital to noncontrolling minority												(24,000)	(24,000)
Shares issued for consulting services				$ 187,673	268,221								455,894
Shares issued for consulting services, shares				187,673,367
Series B preferred share cancelled		$ (1,000)			1,000
Series B preferred share cancelled, shares		(1,000,000)
Series C preferred share issued to officer
Series C preferred share issued to officer, shares			1
Distributions from non-controlling interests in other consoldiated subsidiaires												88,736	88,736
Shares issued for acquisition						5,600,000			1,849,600				7,449,600
Net loss											(5,926,134)	(188,392)	(6,114,526)
Ending balance, value at Jun. 30, 2021		$ 542		$ 7,402,536	64,841,655	5,600,000		(500,000)	1,889,608		(74,364,466)	(99,656)	4,770,218
Beginning balance, shares at Jun. 30, 2021		541,500	1	7,402,535,677
Beginning balance, value at Sep. 30, 2020	$ 2,000	$ 1,542		$ 2,844,690	59,305,003				236,008		(67,159,519)	(33,971)	(4,804,248)
Beginning balance, shares at Sep. 30, 2020	2,000,000	1,541,500		2,844,688,836
Shares issued for conversions				$ 411,172	(90,293)								320,879
Preferred stock conversion, shares				411,171,815
Reclass derivative liability to equity from conversion					531,591								531,591
Preferred stock conversions	$ (2,000)			$ 360,647	141,353								502,000
Preferred stock conversion, shares	(2,000,000)			360,647,019
Reclassification due to deconsolidation of VIE					(169,262)						2,396	33,971	(132,895)
Net loss											(1,656,397)		(1,656,397)
Ending balance, value at Dec. 31, 2020		$ 1,542		$ 3,616,509	59,718,392				236,008		(68,813,520)		(5,239,070)
Beginning balance, shares at Dec. 31, 2020		1,541,500		3,616,507,670
Beginning balance, value at Jun. 30, 2021		$ 542		$ 7,402,536	64,841,655	5,600,000		(500,000)	1,889,608		(74,364,466)	(99,656)	4,770,218
Beginning balance, shares at Jun. 30, 2021		541,500	1	7,402,535,677
Shares issued for conversions				$ 375,600	9,665								385,266
Preferred stock conversion, shares				375,600,448
Shares issued for acquisition		$ 2,000		$ 660,571	6,787,029	(5,600,000)			(1,849,600)
Shares issued for acquisition, shares		2,000,000		660,571,429
Shares issued for subscription receivable - common stock								500,000					500,000
Shares issued for subscription receivable - common stock, shares
Contribution of capital to noncontrolling minority
Contribution of capital to noncontrolling minority, shares
Reclass derivative liability to equity from conversion					576,214								576,214
Reclass derivative liability to equity from conversion, shares
Net loss											(1,595,367)	(307,351)	(1,902,718)
Ending balance, value at Sep. 30, 2021		$ 2,542		$ 8,438,707	72,214,564				40,008		(75,959,833)	(407,007)	4,328,979
Beginning balance, shares at Sep. 30, 2021		2,541,500	1	8,438,707,554
Beginning balance, value at Jun. 30, 2021		$ 542		$ 7,402,536	64,841,655	5,600,000		(500,000)	1,889,608		(74,364,466)	(99,656)	4,770,218
Beginning balance, shares at Jun. 30, 2021		541,500	1	7,402,535,677
Net loss													(4,813,722)
Ending balance, value at Dec. 31, 2021		$ 2,542		$ 9,022,993	72,367,128				40,008		(78,816,668)	(411,168)	2,204,834
Beginning balance, shares at Dec. 31, 2021		2,541,500	1	9,022,993,267
Beginning balance, value at Sep. 30, 2021		$ 2,542		$ 8,438,707	72,214,564				40,008		(75,959,833)	(407,007)	4,328,979
Beginning balance, shares at Sep. 30, 2021		2,541,500	1	8,438,707,554
Shares issued for Cash				$ 370,000	74,000								444,000
Beginning balance, shares				369,999,999
Shares issued for conversions				$ 214,286	(64,286)								150,000
Preferred stock conversion, shares				214,285,714
Reclass derivative liability to equity from conversion					192,857								192,857
Reclass derivative liability to equity from conversion, shares
Repayment of Capital					(50,007)							50,007
Net loss											(2,856,834)	(54,168)	(2,911,002)
Ending balance, value at Dec. 31, 2021		$ 2,542		$ 9,022,993	$ 72,367,128				$ 40,008		$ (78,816,668)	$ (411,168)	$ 2,204,834
Beginning balance, shares at Dec. 31, 2021		2,541,500	1	9,022,993,267